Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue:
Total net revenue	$ 16,066,022	$ 9,273,420	$ 32,514,358	$ 25,099,382	$ 53,290,401	$ 29,091,024
Operating expenses:
Cost of sales	6,468,955	2,944,207	12,341,071	8,127,742	17,790,123	9,705,951
Labor	3,900,503	2,079,143	7,808,528	5,773,319	12,975,194	9,579,783
Occupancy	1,039,466	831,166	2,346,832	2,006,713	4,952,154	1,452,731
Other operating expenses	3,250,350	1,859,105	6,526,107	4,568,151	11,273,416	6,541,157
Professional fees		106,197	112,132	229,009	363,004	525,065
Employee compensation expense	2,302,407	1,354,912	4,225,153	3,300,647	6,883,111	1,349,766
General and administrative expenses	509,708	868,186	1,384,099	2,356,207	3,677,921	1,922,422
Total operating expenses	17,471,389	10,042,916	34,743,922	26,361,788	57,914,923	31,076,875
Loss from operations	(1,405,367)	(769,496)	(2,229,564)	(1,262,406)	(4,624,522)	(1,985,851)
Other (expense) / income:
Interest expense	(508,525)	(437,214)	(941,603)	(860,599)	(1,731,171)	(1,016,079)
(Loss) on asset disposal		(24,623)		(2,025,631)	(2,049,947)
Income from insurance proceeds						219,005
Gain from PPP loan forgiveness	4,542,860		4,542,860		884,600
Guaranty Liability loss					(2,941,500)
Gain from EIDL loan forgiveness	10,000		10,000
(Loss) from settlement	(695,031)		(695,031)
Gain from lease modification	251,452		251,452
Other income (loss)	716,944	18,416	511,648	156,210	(85,497)	138,479
Total other (expense) / income	4,317,700	(443,421)	3,679,326	(2,730,020)	(5,923,515)	(658,595)
Net Income (loss)	2,912,333	(1,212,917)	1,449,762	(3,992,426)	(10,548,037)	(2,644,446)
Net income (loss) from non-controlling interests	354,505	(36,361)	294,305	(237,430)	(420,776)
Net income (loss) attributable to common shareholders	$ 2,557,828	$ (1,176,556)	$ 1,155,457	$ (3,754,996)	$ (10,127,261)	$ (2,644,446)
Net income (loss) per share - basic	$ 0.36	$ (0.17)	$ 0.20	$ (0.55)
Net loss per share - diluted	$ 0.33	$ (0.17)	$ 0.15	$ (0.55)
Weighted average number of shares outstanding - basic	7,399,557	7,496,874	7,408,921	7,469,951
Weighted average number of shares outstanding - diluted	7,862,089	7,496,874	7,871,453	7,469,951
Net loss per share - basic and fully diluted					$ (1.40)	$ (0.36)
Weighted average number of shares outstanding - basic and fully diluted	7,570,854				7,520,854	7,258,513
Restaurant Sales [Member]
Revenue:
Total net revenue	$ 15,774,168	$ 9,112,500	$ 32,040,829	$ 24,756,785	$ 52,514,801	$ 28,234,826
Franchise and Other Revenue [Member]
Revenue:
Total net revenue	$ 291,853	$ 160,920	$ 473,529	$ 342,596	$ 775,600	$ 856,198